FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.8%
COMMUNICATION SERVICES - 7.0%
Entertainment - 1.8%
Activision Blizzard Inc.	2,400	$229,056	(a)
G5 Entertainment AB	4,823	296,260	(b)
Nintendo Co. Ltd.	600	349,104	(b)
Take-Two Interactive Software Inc.	2,000	354,040	*(a)

Total Entertainment		1,228,460

Interactive Media & Services - 1.7%
Alphabet Inc., Class C Shares	175	438,606	*(a)
Cargurus Inc.	9,300	243,939	*(a)
Mixi Inc.	6,600	174,019	(b)
Rightmove PLC	38,300	344,463	(b)

Total Interactive Media & Services		1,201,027

Media - 3.5%
Criteo SA, ADR	12,800	578,944	*(a)
CyberAgent Inc.	10,400	223,415	(b)
Fox Corp., Class A Shares	8,000	297,040	(a)
ITV PLC	285,000	495,994	*(b)
New York Times Co., Class A Shares	4,700	204,685	(a)
Nippon Television Holdings Inc.	18,700	216,583	(b)
Omnicom Group Inc.	3,100	247,969	(a)
ValueCommerce Co. Ltd.	6,000	175,082	(b)

Total Media		2,439,712

TOTAL COMMUNICATION SERVICES		4,869,199

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.9%
Aisin Corp.	5,400	230,816	(b)
Linamar Corp.	4,500	282,248
Magna International Inc.	3,300	305,535
Sumitomo Rubber Industries Ltd.	17,500	241,403	(b)
Yokohama Rubber Co. Ltd.	11,000	235,454	(b)

Total Auto Components		1,295,456

Automobiles - 1.0%
Daimler AG, Registered Shares	2,600	232,259	(b)
Suzuki Motor Corp.	5,500	232,632	(b)
Trigano SA	1,050	217,027	(b)

Total Automobiles		681,918

Hotels, Restaurants & Leisure - 0.4%
Kindred Group PLC	20,000	313,594	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	1

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Household Durables - 2.8%
Crest Nicholson Holdings PLC	35,600	$206,625	*(b)
De’ Longhi SpA	5,200	226,947	(b)
Forbo Holding AG, Registered Shares	125	236,773	(b)
Lennar Corp., Class A Shares	2,400	238,440	(a)
Meritage Homes Corp.	4,100	385,728	*(a)
PulteGroup Inc.	8,100	442,017	(a)
SEB SA	1,100	198,857	(b)

Total Household Durables		1,935,387

Internet & Direct Marketing Retail - 0.7%
AO World PLC	52,700	184,495	*(b)
zooplus AG	900	291,501	*(b)

Total Internet & Direct Marketing Retail		475,996

Multiline Retail - 2.1%
Canadian Tire Corp. Ltd., Class A Shares	1,700	269,016
Harvey Norman Holdings Ltd.	61,300	251,351	(b)
Next PLC	4,000	435,329	*(b)
Target Corp.	2,200	531,828	(a)

Total Multiline Retail		1,487,524

Specialty Retail - 3.3%
AutoZone Inc.	140	208,911	*(a)
Best Buy Co. Inc.	2,900	333,442	(a)
CECONOMY AG	42,100	205,492	*(b)
Dunelm Group PLC	12,700	249,441	(b)
JB Hi-Fi Ltd.	5,900	223,858	(b)
JD Sports Fashion PLC	30,500	388,382	(b)
Kingfisher PLC	76,500	385,967	(b)
Lowe’s Cos. Inc.	1,450	281,256	(a)

Total Specialty Retail		2,276,749

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	700	260,658	(b)
Deckers Outdoor Corp.	1,400	537,698	*(a)
Gildan Activewear Inc.	7,100	261,983
Pandora A/S	3,800	512,041	(b)

Total Textiles, Apparel & Luxury Goods		1,572,380

TOTAL CONSUMER DISCRETIONARY		10,039,004

CONSUMER STAPLES - 7.6%
Beverages - 0.3%
National Beverage Corp.	4,100	193,643	(a)

Food & Staples Retailing - 3.9%
Arcs Co. Ltd.	9,500	206,547	(b)

See Notes to Schedule of Investments.

2	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Empire Co. Ltd., Class A Shares	9,000	$283,882
Kroger Co.	7,300	279,663	(a)
Lawson Inc.	6,500	300,669	(b)
Loblaw Cos. Ltd.	6,100	375,419
Metcash Ltd.	98,600	295,127	(b)
METRO AG	16,200	200,572	(b)
North West Co. Inc.	11,000	312,270
Valor Holdings Co. Ltd.	8,100	165,017	(b)
Walmart Inc.	2,100	296,142	(a)

Total Food & Staples Retailing		2,715,308

Food Products - 1.6%
Costa Group Holdings Ltd.	68,400	169,162	(b)
Hain Celestial Group Inc.	5,100	204,612	*(a)
Sanderson Farms Inc.	1,800	338,346	(a)
Viscofan SA	5,450	380,017	(b)

Total Food Products		1,092,137

Household Products - 0.3%
Earth Corp.	3,400	197,421	(b)

Personal Products - 1.5%
BellRing Brands Inc., Class A Shares	6,500	203,710	*(a)
Estee Lauder Cos. Inc., Class A Shares	800	254,464	(a)
Medifast Inc.	700	198,086	(a)
Nu Skin Enterprises Inc., Class A Shares	3,200	181,280	(a)
USANA Health Sciences Inc.	2,200	225,346	*(a)

Total Personal Products		1,062,886

TOTAL CONSUMER STAPLES		5,261,395

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Aker Solutions ASA	86,000	160,063	*(b)

Oil, Gas & Consumable Fuels - 4.1%
ARC Resources Ltd.	54,377	462,792
BP PLC	62,700	274,031	(b)
Cosmo Energy Holdings Co. Ltd.	16,900	387,708	(b)
ENEOS Holdings Inc.	97,500	408,145	(b)
Eni SpA	21,300	259,864	(b)
Inpex Corp.	26,500	198,606	(b)
Lundin Energy AB	8,850	314,008	(b)
Parex Resources Inc.	11,600	193,708	*

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	3

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class B Shares	7,800	$151,557	(b)
SFL Corp. Ltd.	24,400	186,660	(a)

Total Oil, Gas & Consumable Fuels		2,837,079

TOTAL ENERGY		2,997,142

FINANCIALS - 11.2%
Banks - 3.3%
Bank of Nova Scotia	4,300	279,660
BAWAG Group AG	3,800	202,236	(b)
Citigroup Inc.	5,500	389,125	(a)
Danske Bank A/S	14,600	256,668	(b)
Jyske Bank A/S, Registered Shares	5,700	275,699	*(b)
Regions Financial Corp.	11,500	232,070	(a)
Royal Bank of Canada	2,000	202,630
Seven Bank Ltd.	95,000	201,772	(b)
Sydbank A/S	7,600	234,063	(b)

Total Banks		2,273,923

Capital Markets - 3.6%
3i Group PLC	15,000	243,815	(b)
Azimut Holding SpA	6,800	165,191	(b)
Banca Generali SpA	5,000	213,837	*(b)
CI Financial Corp.	14,200	260,608
Goldman Sachs Group Inc.	900	341,577	(a)
IG Group Holdings PLC	27,100	317,319	(b)
Lazard Ltd., Class A Shares	6,400	289,600	(a)
Man Group PLC	97,282	242,216	(b)
Nomura Holdings Inc.	45,200	229,602	(b)
Quilter PLC	110,400	227,202	(b)

Total Capital Markets		2,530,967

Consumer Finance - 1.3%
Ally Financial Inc.	4,700	234,248	(a)
Santander Consumer USA Holdings Inc.	9,300	337,776	(a)
Synchrony Financial	7,300	354,196	(a)

Total Consumer Finance		926,220

Diversified Financial Services - 0.4%
Plus500 Ltd.	17,000	313,961	(b)

Insurance - 2.3%
Direct Line Insurance Group PLC	95,000	374,347	(b)
First American Financial Corp.	3,500	218,225	(a)
Legal & General Group PLC	52,600	187,218	(b)

See Notes to Schedule of Investments.

4	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Insurance - (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	730	$199,981	(b)
NN Group NV	6,000	282,796	(b)
Topdanmark A/S	6,000	312,672	(b)

Total Insurance		1,575,239

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp Inc.	18,500	203,870	(a)

TOTAL FINANCIALS		7,824,180

HEALTH CARE - 7.1%
Biotechnology - 0.4%
Regeneron Pharmaceuticals Inc.	500	279,270	*(a)

Health Care Equipment & Supplies - 0.8%
Inmode Ltd.	3,800	359,784	*(a)
Quidel Corp.	1,400	179,368	*(a)

Total Health Care Equipment & Supplies		539,152

Health Care Providers & Services - 4.2%
Anthem Inc.	850	324,530	(a)
Community Health Systems Inc.	26,000	401,440	*(a)
Ensign Group Inc.	3,100	268,677	(a)
HCA Healthcare Inc.	1,500	310,110	(a)
McKesson Corp.	2,057	393,380	(a)
Molina Healthcare Inc.	1,500	379,590	*(a)
Owens & Minor Inc.	5,800	245,514	(a)
Tenet Healthcare Corp.	5,200	348,348	*(a)
Universal Health Services Inc., Class B Shares	1,925	281,878	(a)

Total Health Care Providers & Services		2,953,467

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories Inc., Class A Shares	600	386,574	*(a)
ICON PLC	1,700	351,407	*(a)

Total Life Sciences Tools & Services		737,981

Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC	1,800	319,752	*(a)
Ono Pharmaceutical Co. Ltd.	5,800	128,740	(b)

Total Pharmaceuticals		448,492

TOTAL HEALTH CARE		4,958,362

INDUSTRIALS - 16.2%
Air Freight & Logistics - 1.6%
Deutsche Post AG, Registered Shares	3,900	265,360	(b)
FedEx Corp.	720	214,797	(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	5

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Air Freight & Logistics - (continued)
Royal Mail PLC	48,500	$387,883	*(b)
Yamato Holdings Co. Ltd.	7,800	221,802	(b)

Total Air Freight & Logistics		1,089,842

Building Products - 1.5%
Cie de Saint-Gobain	3,600	237,359	(b)
Masco Corp.	3,500	206,185	(a)
Reliance Worldwide Corp. Ltd.	68,500	270,126	(b)
Sanwa Holdings Corp.	27,000	331,324	(b)

Total Building Products		1,044,994

Commercial Services & Supplies - 0.8%
Aggreko PLC	27,900	332,475	(b)
Intrum AB	6,400	209,578	(b)

Total Commercial Services & Supplies		542,053

Construction & Engineering - 0.6%
Balfour Beatty PLC	55,900	237,393	(b)
Boskalis Westminster	5,100	163,716	(b)

Total Construction & Engineering		401,109

Electrical Equipment - 0.5%
Signify NV	5,300	335,295	(b)

Machinery - 2.8%
ANDRITZ AG	3,600	202,285	(b)
ATS Automation Tooling Systems Inc.	8,700	249,714	*
Bucher Industries AG, Registered Shares	450	235,404	(b)
CNH Industrial NV	20,600	340,368	(b)
NGK Insulators Ltd.	11,700	196,219	(b)
Schindler Holding AG, Registered Shares	840	245,524	(b)
Terex Corp.	5,400	257,148	(a)
Volvo AB, Class B Shares	10,000	240,704	(b)

Total Machinery		1,967,366

Marine - 1.0%
A.P. Moller - Maersk A/S, Class B Shares	130	373,854	(b)
Nippon Yusen KK	6,700	339,319	(b)

Total Marine		713,173

Professional Services - 4.6%
BayCurrent Consulting Inc.	1,400	503,070	(b)
Hays PLC	87,000	190,938	*(b)
Intertek Group PLC	1,870	143,127	(b)
IR Japan Holdings Ltd.	2,400	302,389	(b)
JAC Recruitment Co. Ltd.	13,300	213,129	(b)
ManpowerGroup Inc.	2,300	273,493	(a)

See Notes to Schedule of Investments.

6	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Professional Services - (continued)
McMillan Shakespeare Ltd.	25,000	$241,860	(b)
Meitec Corp.	6,500	351,520	(b)
Pagegroup PLC	28,500	220,433	*(b)
Randstad NV	2,600	198,991	(b)
Robert Half International Inc.	3,000	266,910	(a)
TriNet Group Inc.	4,300	311,664	*(a)

Total Professional Services		3,217,524

Road & Rail - 0.7%
Ryder System Inc.	2,950	219,274	(a)
Sixt SE	2,100	282,765	*(b)

Total Road & Rail		502,039

Trading Companies & Distributors - 2.1%
Ashtead Group PLC	3,900	289,677	(b)
Ferguson PLC	1,700	236,638	(b)
Finning International Inc.	10,500	274,867
Howden Joinery Group PLC	16,000	180,912	(b)
Rush Enterprises Inc., Class A Shares	5,600	242,144	(a)
Travis Perkins PLC	10,000	233,801	*(b)

Total Trading Companies & Distributors		1,458,039

TOTAL INDUSTRIALS		11,271,434

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.3%
Nokia oyj, ADR	60,000	319,200	*(a)
Radware Ltd.	6,500	200,070	*(a)
Spirent Communications PLC	102,000	348,011	(b)

Total Communications Equipment		867,281

Electronic Equipment, Instruments & Components - 1.2%
ALSO Holding AG, Registered Shares	800	230,464	(b)
Celestica Inc.	20,200	158,393	*
Renishaw PLC	3,300	224,921	(b)
Spectris PLC	5,300	237,532	(b)

Total Electronic Equipment, Instruments & Components		851,310

IT Services - 3.0%
Alliance Data Systems Corp.	4,500	468,855	(a)
Alten SA	2,300	305,060	(b)
Bechtle AG	1,000	185,981	(b)
CGI Inc.	2,800	253,866	*
GMO internet Inc.	7,000	190,690	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	7

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
IT Services - (continued)
Reply SpA	2,200	$361,578	(b)
SCSK Corp.	5,600	333,593	(b)

Total IT Services		2,099,623

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials Inc.	3,700	526,880	(a)
BE Semiconductor Industries NV	4,600	390,569	(b)
Cirrus Logic Inc.	3,100	263,872	*(a)
Melexis NV	2,400	249,204	(b)
Qorvo Inc.	2,400	469,560	*(a)
SCREEN Holdings Co. Ltd.	2,900	284,903	(b)

Total Semiconductors & Semiconductor Equipment		2,184,988

Software - 1.9%
Check Point Software Technologies Ltd.	3,129	363,371	*(a)
Fortinet Inc.	1,400	333,466	*(a)
Open Text Corp.	6,200	314,852
Qualys Inc.	2,950	297,035	*(a)

Total Software		1,308,724

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	1,700	232,832	(a)
HP Inc.	8,200	247,558	(a)
Logitech International SA, Registered Shares	2,900	351,467	(b)

Total Technology Hardware, Storage & Peripherals		831,857

TOTAL INFORMATION TECHNOLOGY		8,143,783

MATERIALS - 6.6%
Chemicals - 0.9%
Covestro AG	4,000	258,377	(b)
Nitto Denko Corp.	2,700	201,372	(b)
Sanyo Chemical Industries Ltd.	3,600	175,306	(b)

Total Chemicals		635,055

Construction Materials - 0.6%
CSR Ltd.	46,600	201,772	(b)
Sumitomo Osaka Cement Co. Ltd.	7,500	203,818	(b)

Total Construction Materials		405,590

Containers & Packaging - 0.8%
International Paper Co.	5,000	306,550	(a)
Orora Ltd.	97,700	243,919	(b)

Total Containers & Packaging		550,469

Metals & Mining - 3.1%
Centerra Gold Inc.	33,800	256,581
Evraz PLC	23,300	191,205	(b)

See Notes to Schedule of Investments.

8	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Ferrexpo PLC	64,000	$379,742	(b)
Mineral Resources Ltd.	5,600	225,549	(b)
Rio Tinto Ltd.	4,100	389,430	(b)
Salzgitter AG	6,500	193,200	*(b)
SSAB AB, Class B Shares	40,800	178,543	*(b)
thyssenkrupp AG	15,900	165,725	*(b)
voestalpine AG	4,800	195,464	(b)

Total Metals & Mining		2,175,439

Paper & Forest Products - 1.2%
Canfor Corp.	14,100	322,585	*
Louisiana-Pacific Corp.	4,900	295,421	(a)
West Fraser Timber Co. Ltd.	3,000	215,368

Total Paper & Forest Products		833,374

TOTAL MATERIALS		4,599,927

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Safestore Holdings PLC	15,700	205,760	(b)

Real Estate Management & Development - 2.9%
Daito Trust Construction Co. Ltd.	3,300	360,775	(b)
Daiwa House Industry Co. Ltd.	7,500	225,066	(b)
Jones Lang LaSalle Inc.	1,400	273,644	*(a)
Marcus & Millichap Inc.	5,900	229,333	*(a)
Nexity SA	4,600	230,107	(b)
Relo Group Inc.	17,100	390,763	(b)
Savills PLC	21,100	335,705	(b)

Total Real Estate Management & Development		2,045,393

TOTAL REAL ESTATE		2,251,153

UTILITIES - 2.5%
Electric Utilities - 1.1%
Acciona SA	2,000	301,873	(b)
Chubu Electric Power Co. Inc.	20,900	254,713	(b)
Kyushu Electric Power Co. Inc.	30,500	234,696	(b)

Total Electric Utilities		791,282

Gas Utilities - 0.6%
Nippon Gas Co. Ltd.	22,200	377,360	(b)

Independent Power and Renewable Electricity Producers - 0.2%
Polaris Infrastructure Inc.	9,800	152,819

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	9

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY			SHARES	VALUE
Multi-Utilities - 0.6%
Atco Ltd., Class I Shares			11,100	$393,640

TOTAL UTILITIES				1,715,101

TOTAL COMMON STOCKS (Cost - $51,767,528)				63,930,680

	RATE
PREFERRED STOCKS - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Jungheinrich AG (Cost - $202,423)	0.430%		4,200	205,328	(b)

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%††
Costa Group Holdings Ltd. (Cost - $0)		7/19/21	10,806	2,350	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $51,969,951)				64,138,358

			SHARES
SHORT-TERM INVESTMENTS - 7.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,971,218)	0.010%		4,971,218	4,971,218

TOTAL INVESTMENTS - 99.2% (Cost - $56,941,169)				69,109,576
Other Assets in Excess of Liabilities - 0.8%				528,524

TOTAL NET ASSETS - 100.0%				$69,638,100

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR —	American Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (91.8)%
COMMON STOCKS - (91.8)%
COMMUNICATION SERVICES - (7.2)%
Diversified Telecommunication Services - (1.6)%
BT Group PLC	(76,800)	$(206,261	)*(a)
Cellnex Telecom SA	(4,100)	(261,184	)(a)
Infrastrutture Wireless Italiane SpA	(20,800)	(235,170	)(a)

See Notes to Schedule of Investments.

10	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Proximus SADP	(8,500)	$(164,236	)(a)
Verizon Communications Inc.	(4,700)	(263,341)

Total Diversified Telecommunication Services		(1,130,192)

Entertainment - (1.6)%
Cineworld Group PLC	(190,000)	(203,627	)*(a)
CTS Eventim AG & Co. KGaA	(3,400)	(212,499	)*(a)
Spotify Technology SA	(750)	(206,692	)*
Toei Co. Ltd.	(900)	(168,122	)(a)
Walt Disney Co.	(2,100)	(369,117	)*

Total Entertainment		(1,160,057)

Interactive Media & Services - (1.3)%
Adevinta ASA	(14,000)	(268,378	)*(a)
SEEK Ltd.	(15,000)	(372,912	)(a)
Z Holdings Corp.	(49,000)	(245,697	)(a)

Total Interactive Media & Services		(886,987)

Media - (1.8)%
Ascential PLC	(38,400)	(221,283	)*(a)
Clear Channel Outdoor Holdings Inc.	(64,200)	(169,488	)*
Future PLC	(7,300)	(316,501	)(a)
Informa PLC	(29,000)	(201,585	)*(a)
Kadokawa Corp.	(4,200)	(170,570	)(a)
Stroeer SE & Co. KGaA	(2,400)	(192,223	)(a)

Total Media		(1,271,650)

Wireless Telecommunication Services - (0.9)%
1&1 AG	(6,200)	(189,631	)(a)
Tele2 AB, Class B Shares	(12,300)	(167,620	)(a)
T-Mobile US Inc.	(2,100)	(304,143	)*

Total Wireless Telecommunication Services		(661,394)

TOTAL COMMUNICATION SERVICES		(5,110,280)

CONSUMER DISCRETIONARY - (14.1)%
Auto Components - (1.6)%
Denso Corp.	(4,800)	(327,303	)(a)
Dometic Group AB	(11,500)	(195,952	)(a)
Faurecia SE	(4,737)	(232,647	)(a)
Fox Factory Holding Corp.	(1,100)	(171,226	)*
Hella GmbH & Co. KGaA	(2,900)	(198,660	)*(a)

Total Auto Components		(1,125,788)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	11

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Automobiles - (0.9)%
Stellantis NV	(13,936)	$(273,390	)(a)
Toyota Motor Corp.	(3,700)	(323,001	)(a)

Total Automobiles		(596,391)

Hotels, Restaurants & Leisure - (7.0)%
Aramark	(5,800)	(216,050)
Basic-Fit NV	(3,900)	(166,801	)*(a)
Cedar Fair LP	(4,300)	(192,769	)*
Compass Group PLC	(11,000)	(232,002	)*(a)
Crown Resorts Ltd.	(34,000)	(304,128	)*(a)
DraftKings Inc., Class A Shares	(3,700)	(193,029	)*
Entain PLC	(7,800)	(188,487	)*(a)
Expedia Group Inc.	(1,900)	(311,049	)*
Flutter Entertainment PLC	(1,000)	(181,262	)*(a)
Fuji Kyuko Co. Ltd.	(4,700)	(224,977	)(a)
Great Canadian Gaming Corp.	(5,500)	(197,487	)*
J D Wetherspoon PLC	(15,300)	(249,471	)*(a)
Mitchells & Butlers PLC	(50,000)	(193,054	)*(a)
Oriental Land Co. Ltd.	(1,900)	(270,651	)(a)
Pandox AB	(9,500)	(158,139	)*(a)
Planet Fitness Inc., Class A Shares	(3,100)	(233,275	)*
Restaurant Group PLC	(108,656)	(193,074	)*(a)
Royal Caribbean Cruises Ltd.	(2,500)	(213,200	)*
Six Flags Entertainment Corp.	(3,700)	(160,136	)*
SSP Group PLC	(58,700)	(216,364	)*(a)
Trainline PLC	(36,400)	(147,840	)*(a)
Whitbread PLC	(6,300)	(272,644	)*(a)
Zensho Holdings Co. Ltd.	(7,500)	(192,559	)(a)

Total Hotels, Restaurants & Leisure		(4,908,448)

Household Durables - (0.7)%
Countryside Properties PLC	(40,400)	(264,506	)*(a)
Haseko Corp.	(15,000)	(205,419	)(a)

Total Household Durables		(469,925)

Internet & Direct Marketing Retail - (1.8)%
BHG Group AB	(8,700)	(168,305	)*(a)
Delivery Hero SE	(1,200)	(158,549	)*(a)
Farfetch Ltd., Class A Shares	(5,600)	(282,016	)*
Just Eat Takeaway.com NV	(1,500)	(138,542	)*(a)
Ocado Group PLC	(6,900)	(191,190	)*(a)

See Notes to Schedule of Investments.

12	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - (continued)
Shop Apotheke Europe NV	(1,200)	$(225,477	)*(a)
THG PLC	(20,000)	(168,763	)*

Total Internet & Direct Marketing Retail		(1,332,842)

Leisure Products - (0.3)%
Callaway Golf Co.	(6,100)	(205,753)

Multiline Retail - (0.2)%
Marui Group Co. Ltd.	(9,000)	(169,121	)(a)

Specialty Retail - (1.2)%
Carvana Co.	(740)	(223,347	)*
Dufry AG, Registered Shares	(2,800)	(165,888	)*(a)
Monro Inc.	(2,400)	(152,424)
Vroom Inc.	(3,200)	(133,952	)*
WH Smith PLC	(9,000)	(200,651	)*(a)

Total Specialty Retail		(876,262)

Textiles, Apparel & Luxury Goods - (0.4)%
EssilorLuxottica SA	(1,543)	(284,957	)(a)

TOTAL CONSUMER DISCRETIONARY		(9,969,487)

CONSUMER STAPLES - (7.7)%
Beverages - (2.9)%
Anheuser-Busch InBev SA/NV	(4,800)	(345,668	)(a)
C&C Group PLC	(58,000)	(194,926	)*(a)
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(179,663	)(a)
Fevertree Drinks PLC	(5,900)	(209,998	)(a)
Heineken NV	(2,800)	(339,441	)(a)
Keurig Dr Pepper Inc.	(6,600)	(232,584)
Pernod Ricard SA	(1,000)	(221,958	)(a)
Sapporo Holdings Ltd.	(12,000)	(249,654	)(a)

Total Beverages		(1,973,892)

Food & Staples Retailing - (1.4)%
Aeon Co. Ltd.	(10,000)	(268,588	)(a)
Sugi Holdings Co. Ltd.	(2,800)	(204,185	)(a)
Wm Morrison Supermarkets PLC	(79,300)	(270,645	)(a)
Zur Rose Group AG	(500)	(191,620	)*(a)

Total Food & Staples Retailing		(935,038)

Food Products - (2.1)%
Bakkafrost P/F	(3,200)	(264,480	)(a)
Danone SA	(3,800)	(267,626	)(a)
Freshpet Inc.	(1,300)	(211,848	)*
Grieg Seafood ASA	(5,273)	(54,331	)*(a)
Kerry Group PLC, Class A Shares	(1,400)	(195,546	)(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	13

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food Products - (continued)
Salmar ASA	(2,700)	$(179,350	)(a)
Simply Good Foods Co.	(5,700)	(208,107	)*

Total Food Products		(1,381,288)

Household Products - (0.3)%
Energizer Holdings Inc.	(4,100)	(176,218)

Personal Products - (0.7)%
Shiseido Co. Ltd.	(3,400)	(250,008	)(a)
Unilever PLC	(3,500)	(204,711	)(a)

Total Personal Products		(454,719)

Tobacco - (0.3)%
British American Tobacco PLC	(6,100)	(237,791	)(a)

TOTAL CONSUMER STAPLES		(5,158,946)

ENERGY - (4.3)%
Energy Equipment & Services - (0.9)%
ChampionX Corp.	(7,600)	(194,940	)*
Liberty Oilfield Services Inc., Class A Shares	(10,000)	(141,600	)*
SBM Offshore NV	(8,961)	(136,190	)(a)
TGS ASA	(12,400)	(158,137	)(a)

Total Energy Equipment & Services		(630,867)

Oil, Gas & Consumable Fuels - (3.4)%
Cameco Corp.	(12,400)	(237,677)
Enbridge Inc.	(5,300)	(212,197)
Golar LNG Ltd.	(15,000)	(198,750	)*
Inter Pipeline Ltd.	(24,700)	(401,505)
Keyera Corp.	(9,400)	(252,593)
New Fortress Energy Inc.	(5,400)	(204,552)
Oil Search Ltd.	(68,800)	(196,663	)(a)
ONEOK Inc.	(3,900)	(216,996)
Pembina Pipeline Corp.	(6,305)	(200,350)
TC Energy Corp.	(4,100)	(202,883)

Total Oil, Gas & Consumable Fuels		(2,324,166)

TOTAL ENERGY		(2,955,033)

FINANCIALS - (11.3)%
Banks - (3.5)%
AIB Group PLC	(103,500)	(266,308	)*(a)
Banca Popolare di Sondrio SCPA	(48,600)	(210,671	)(a)
Bank of Kyoto Ltd.	(3,400)	(153,662	)(a)
CaixaBank SA	(60,000)	(184,366	)(a)
Commonwealth Bank of Australia	(4,700)	(351,480	)(a)
Community Bank System Inc.	(2,200)	(166,430)

See Notes to Schedule of Investments.

14	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Banks - (continued)
First Financial Bankshares Inc.	(3,550)	$(174,411)
First Republic Bank	(1,150)	(215,245)
National Australia Bank Ltd.	(11,500)	(225,717	)(a)
Shinsei Bank Ltd.	(14,000)	(183,013	)(a)
Westpac Banking Corp.	(18,703)	(360,407	)(a)

Total Banks		(2,491,710)

Capital Markets - (4.5)%
Blackstone Group Inc.	(2,700)	(262,278)
Brookfield Asset Management Inc., Class A Shares	(8,000)	(407,840)
Brookfield Asset Management Reinsurance Partners Ltd., Class A Shares	(55)	(2,870	)*
Charles Schwab Corp.	(5,200)	(378,612)
CME Group Inc.	(1,000)	(212,680)
Intercontinental Exchange Inc.	(2,100)	(249,270)
London Stock Exchange Group PLC	(2,100)	(231,625	)(a)
Macquarie Group Ltd.	(3,200)	(375,323	)(a)
Nasdaq Inc.	(1,200)	(210,960)
Nordnet AB publ	(9,400)	(158,707	)(a)
Open Lending Corp., Class A Shares	(6,300)	(271,467	)*
TMX Group Ltd.	(1,900)	(200,699)
Tradeweb Markets Inc., Class A Shares	(2,800)	(236,768)

Total Capital Markets		(3,199,099)

Diversified Financial Services - (1.2)%
Aker ASA, Class A Shares	(3,300)	(243,451	)(a)
Element Fleet Management Corp.	(16,400)	(191,307)
Hypoport SE	(275)	(142,182	)*(a)
Investor AB, Class B Shares	(11,000)	(253,407	)(a)

Total Diversified Financial Services		(830,347)

Insurance - (1.8)%
Arthur J Gallagher & Co.	(1,850)	(259,148)
Helvetia Holding AG, Registered Shares	(1,700)	(182,850	)(a)
Lancashire Holdings Ltd.	(17,500)	(148,455	)(a)
Phoenix Group Holdings PLC	(18,600)	(174,302	)(a)
Trupanion Inc.	(2,200)	(253,220	)*
Tryg A/S	(8,500)	(208,607	)(a)

Total Insurance		(1,226,582)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(3,200)	(179,680)

TOTAL FINANCIALS		(7,927,418)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	15

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - (7.1)%
Health Care Equipment & Supplies - (1.9)%
Ambu A/S, Class B Shares	(5,100)	$(196,010	)(a)
Asahi Intecc Co. Ltd.	(9,400)	(224,650	)(a)
Jeol Ltd.	(4,200)	(245,622	)(a)
Medtronic PLC	(2,300)	(285,499)
Menicon Co. Ltd.	(2,400)	(168,452	)(a)
Teleflex Inc.	(500)	(200,895)

Total Health Care Equipment & Supplies		(1,321,128)

Health Care Providers & Services - (0.8)%
HealthEquity Inc.	(3,900)	(313,872	)*
Orpea SA	(1,600)	(203,547	)*(a)

Total Health Care Providers & Services		(517,419)

Health Care Technology - (0.5)%
Tabula Rasa HealthCare Inc.	(2,500)	(125,000	)*
Teladoc Health Inc.	(1,100)	(182,919	)*

Total Health Care Technology		(307,919)

Life Sciences Tools & Services - (0.7)%
Evotec SE	(5,500)	(249,397	)*(a)
Lonza Group AG, Registered Shares	(300)	(212,668	)(a)

Total Life Sciences Tools & Services		(462,065)

Pharmaceuticals - (3.2)%
Bayer AG, Registered Shares	(3,300)	(200,448	)(a)
Dechra Pharmaceuticals PLC	(4,900)	(296,443	)(a)
Elanco Animal Health Inc.	(6,400)	(222,016	)*
GlaxoSmithKline PLC	(13,100)	(257,345	)(a)
Novartis AG, Registered Shares	(3,350)	(305,335	)(a)
Roche Holding AG	(800)	(301,496	)(a)
Sanofi	(2,700)	(282,921	)(a)
Viatris Inc.	(14,000)	(200,060)
Vifor Pharma AG	(1,700)	(220,057	)(a)

Total Pharmaceuticals		(2,286,121)

TOTAL HEALTH CARE		(4,894,652)

INDUSTRIALS - (16.6)%
Aerospace & Defense - (2.9)%
BAE Systems PLC	(32,800)	(237,131	)(a)
Boeing Co.	(1,500)	(359,340	)*
Bombardier Inc., Class B shares	(333,700)	(314,964	)*
Kratos Defense & Security Solutions Inc.	(7,000)	(199,430	)*
Meggitt PLC	(43,000)	(274,946	)*(a)
MTU Aero Engines AG	(940)	(232,904	)(a)

See Notes to Schedule of Investments.

16	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Rolls-Royce Holdings PLC	(137,000)	$(187,949	)*(a)
TransDigm Group Inc.	(340)	(220,079	)*

Total Aerospace & Defense		(2,026,743)

Airlines - (1.0)%
Air Canada	(11,600)	(238,625	)*
Japan Airlines Co. Ltd.	(9,800)	(212,027	)*(a)
Wizz Air Holdings PLC	(3,800)	(245,626	)*(a)

Total Airlines		(696,278)

Building Products - (0.6)%
AZEK Co. Inc.	(4,500)	(191,070	)*
Genuit Group PLC	(21,100)	(178,830	)(a)

Total Building Products		(369,900)

Commercial Services & Supplies - (1.6)%
ADT Inc.	(22,200)	(239,538)
Boyd Group Services Inc.	(1,200)	(218,374)
GFL Environmental Inc.	(6,800)	(217,341)
Toppan Inc.	(12,200)	(195,968	)(a)
Waste Connections Inc.	(2,200)	(262,843)

Total Commercial Services & Supplies		(1,134,064)

Construction & Engineering - (0.8)%
JGC Holdings Corp.	(16,700)	(155,621	)(a)
Nishimatsu Construction Co. Ltd.	(6,500)	(202,382	)(a)
Shimizu Corp.	(23,500)	(179,949	)(a)

Total Construction & Engineering		(537,952)

Electrical Equipment - (0.9)%
ITM Power PLC	(26,600)	(167,759	)*(a)
Siemens Gamesa Renewable Energy SA	(7,800)	(260,409	)*(a)
Vestas Wind Systems A/S	(6,100)	(239,041	)(a)

Total Electrical Equipment		(667,209)

Industrial Conglomerates - (0.1)%
Keihan Holdings Co. Ltd.	(3,200)	(96,857	)(a)

Machinery - (1.3)%
Alstom SA	(3,700)	(186,963	)*(a)
Daifuku Co. Ltd.	(2,700)	(245,103	)(a)
Metso Outotec oyj	(19,200)	(223,115	)(a)
MINEBEA MITSUMI Inc.	(7,700)	(203,583	)(a)

Total Machinery		(858,764)

Professional Services - (1.8)%
Clarivate PLC	(6,200)	(170,686	)*
Dun & Bradstreet Holdings Inc.	(9,400)	(200,878	)*

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	17

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Professional Services - (continued)
Equifax Inc.	(800)	$(191,608)
LifeWorks Inc.	(8,300)	(223,771)
RELX PLC	(10,500)	(278,948	)(a)
TransUnion	(1,900)	(208,639)

Total Professional Services		(1,274,530)

Road & Rail - (3.6)%
East Japan Railway Co.	(2,600)	(186,337	)(a)
Hankyu Hanshin Holdings Inc.	(5,500)	(169,351	)(a)
Keikyu Corp.	(14,600)	(178,185	)(a)
Keio Corp.	(3,200)	(188,031	)(a)
Keisei Electric Railway Co. Ltd.	(5,500)	(175,440	)(a)
Kintetsu Group Holdings Co. Ltd.	(5,200)	(182,492	)*(a)
National Express Group PLC	(84,700)	(312,501	)*(a)
Nishi-Nippon Railroad Co. Ltd.	(6,300)	(152,366	)(a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(277,231	)(a)
Redde Northgate PLC	(33,600)	(185,784	)(a)
Seibu Holdings Inc.	(13,200)	(155,167	)*(a)
Uber Technologies Inc.	(5,000)	(250,600	)*

Total Road & Rail		(2,413,485)

Transportation Infrastructure - (2.0)%
Aena SME SA	(1,200)	(196,763	)*(a)
Atlantia SpA	(10,700)	(193,907	)*(a)
Auckland International Airport Ltd.	(42,000)	(213,417	)*(a)
Flughafen Zurich AG, Registered Shares	(1,175)	(194,376	)*(a)
Japan Airport Terminal Co. Ltd.	(5,400)	(242,448	)*(a)
Transurban Group	(32,000)	(342,288	)(a)

Total Transportation Infrastructure		(1,383,199)

TOTAL INDUSTRIALS		(11,458,981)

INFORMATION TECHNOLOGY - (11.5)%
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A shares	(3,000)	(205,230)
Hamamatsu Photonics KK	(4,200)	(253,209	)(a)
Hexagon AB, Class B Shares	(18,200)	(269,815	)(a)
Yokogawa Electric Corp.	(8,800)	(130,407	)(a)

Total Electronic Equipment, Instruments & Components		(858,661)

IT Services - (5.1)%
Amadeus IT Group SA	(3,400)	(239,109	)*(a)
Capgemini SE	(1,200)	(230,749	)(a)
Edenred	(3,600)	(205,187	)(a)
Equiniti Group PLC	(56,000)	(139,190	)*(a)

See Notes to Schedule of Investments.

18	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
IT Services - (continued)
Fidelity National Information Services Inc.	(2,100)	$(297,507)
Fiserv Inc.	(2,100)	(224,469	)*
Global Payments Inc.	(1,600)	(300,064)
NEXTDC Ltd.	(34,000)	(302,085	)*(a)
Rackspace Technology Inc.	(9,700)	(190,217	)*
Sabre Corp.	(23,300)	(290,784	)*
SHIFT Inc.	(1,400)	(216,371	)*(a)
Shift4 Payments Inc., Class A Shares	(2,700)	(253,044	)*
Switch Inc., Class A Shares	(8,800)	(185,768)
WEX Inc.	(950)	(184,205	)*
Worldline SA	(3,600)	(337,294	)*(a)

Total IT Services		(3,596,043)

Semiconductors & Semiconductor Equipment - (0.9)%
Cree Inc.	(3,000)	(293,790	)*
Lasertec Corp.	(1,200)	(232,708	)(a)
Tri Chemical Laboratories Inc.	(5,500)	(162,770	)(a)

Total Semiconductors & Semiconductor Equipment		(689,268)

Software - (4.2)%
Altair Engineering Inc., Class A Shares	(4,565)	(314,848	)*
AVEVA Group PLC	(4,600)	(236,215	)(a)
BlackBerry Ltd.	(23,900)	(292,098	)*
Ceridian HCM Holding Inc.	(3,500)	(335,720	)*
Coupa Software Inc.	(800)	(209,688	)*
Lightspeed POS Inc.	(5,000)	(418,482	)*
Money Forward Inc.	(3,200)	(203,839	)*(a)
Pegasystems Inc.	(2,100)	(292,299)
PROS Holdings Inc.	(4,400)	(200,508	)*
Q2 Holdings Inc.	(1,600)	(164,128	)*
Splunk Inc.	(1,700)	(245,786	)*

Total Software		(2,913,611)

TOTAL INFORMATION TECHNOLOGY		(8,057,583)

MATERIALS - (6.7)%
Chemicals - (5.4)%
Air Liquide SA	(1,800)	(315,403	)(a)
Air Products and Chemicals Inc.	(900)	(258,912)
Albemarle Corp.	(1,900)	(320,074)
Chr Hansen Holding A/S	(2,300)	(207,611	)(a)
Clariant AG, Registered Shares	(9,500)	(188,951	)(a)
Croda International PLC	(2,650)	(270,310	)(a)
Ecolab Inc.	(1,500)	(308,955)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	19

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Chemicals - (continued)
Givaudan SA, Registered Shares	(55)	$(255,807	)(a)
International Flavors & Fragrances Inc.	(1,700)	(253,980)
JSR Corp.	(6,200)	(187,442	)(a)
Koninklijke DSM NV	(1,162)	(216,934	)(a)
Nippon Paint Holdings Co. Ltd.	(14,000)	(189,919	)(a)
Quaker Chemical Corp.	(800)	(189,752)
Shin-Etsu Chemical Co. Ltd.	(1,400)	(234,002	)(a)
Sika AG, Registered Shares	(700)	(228,889	)(a)

Total Chemicals		(3,626,941)

Containers & Packaging - (0.6)%
AptarGroup Inc.	(1,600)	(225,344)
Ball Corp.	(2,600)	(210,652)

Total Containers & Packaging		(435,996)

Metals & Mining - (0.7)%
Ivanhoe Mines Ltd., Class A Shares	(31,300)	(225,988	)*
OceanaGold Corp.	(85,000)	(161,141	)*
Seabridge Gold Inc.	(7,800)	(136,670	)*

Total Metals & Mining		(523,799)

TOTAL MATERIALS		(4,586,736)

REAL ESTATE - (3.0)%
Equity Real Estate Investment Trusts (REITs) - (3.0)%
Alexandria Real Estate Equities Inc.	(1,100)	(200,134)
American Tower Corp.	(800)	(216,112)
Capital & Counties Properties PLC	(78,300)	(174,359	)*(a)
Digital Realty Trust Inc.	(1,400)	(210,644)
Equinix Inc.	(280)	(224,728)
Healthpeak Properties Inc.	(8,000)	(266,320)
JBG SMITH Properties	(6,400)	(201,664)
Nippon Prologis REIT Inc.	(70)	(222,757	)(a)
Shaftesbury PLC	(30,000)	(236,447	)(a)
UNITE Group PLC	(13,700)	(203,357	)(a)

TOTAL REAL ESTATE		(2,156,522)

UTILITIES - (2.3)%
Electric Utilities - (1.1)%
Elia Group SA/NV	(1,700)	(179,375	)(a)
NextEra Energy Inc.	(3,100)	(227,168)
Orsted A/S	(1,600)	(225,093	)(a)
Xcel Energy Inc.	(2,600)	(171,288)

Total Electric Utilities		(802,924)

See Notes to Schedule of Investments.

20	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Gas Utilities - (0.2)%
Toho Gas Co. Ltd.	(2,800)	$(137,081	)(a)

Independent Power and Renewable Electricity Producers - (0.4)%
Innergex Renewable Energy Inc.	(12,700)	(220,785)
Neoen SA	(2,300)	(103,322	)*(a)

Total Independent Power and Renewable Electricity Producers		(324,107)

Multi-Utilities - (0.2)%
Ameren Corp.	(2,100)	(168,084)

Water Utilities - (0.4)%
Essential Utilities Inc.	(5,550)	(253,635)

TOTAL UTILITIES		(1,685,831)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(56,388,149))		$(63,961,469)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	8,591,994	GBP	6,105,000	Bank of New York	7/16/21	$146,535
USD	9,495,445	JPY	1,045,420,000	Bank of New York	7/16/21	84,094
USD	5,471,480	CAD	6,674,000	Citibank N.A.	7/16/21	87,545
USD	7,269,884	EUR	5,995,000	Northern Trust Co.	7/16/21	158,931

Total						$477,105

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (prior to August 7, 2021, the Fund was known as QS Global Market Neutral Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

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Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,594,279	$2,274,920	—	$4,869,199
Consumer Discretionary	4,078,102	5,960,902	—	10,039,004
Consumer Staples	3,346,863	1,914,532	—	5,261,395
Energy	843,160	2,153,982	—	2,997,142
Financials	3,343,585	4,480,595	—	7,824,180
Health Care	4,829,622	128,740	—	4,958,362
Industrials	2,516,196	8,755,238	—	11,271,434
Information Technology	4,449,810	3,693,973	—	8,143,783
Materials	1,396,505	3,203,422	—	4,599,927
Real Estate	502,977	1,748,176	—	2,251,153
Utilities	546,459	1,168,642	—	1,715,101
Preferred Stocks	—	205,328	—	205,328
Rights	2,350	—	—	2,350

Total Long-Term Investments	28,449,908	35,688,450	—	64,138,358

Short-Term Investments†	4,971,218	—	—	4,971,218

Total Investments	$33,421,126	$35,688,450	—	$69,109,576

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$477,105	—	$477,105

Total	$33,421,126	$36,165,555	—	$69,586,681

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$1,312,781	$3,797,499	—	$5,110,280
Consumer Discretionary	3,054,476	6,915,011	—	9,969,487
Consumer Staples	828,757	4,330,189	—	5,158,946
Energy	2,464,043	490,990	—	2,955,033
Financials	3,872,885	4,054,533	—	7,927,418
Health Care	1,530,261	3,364,391	—	4,894,652
Industrials	3,707,786	7,751,195	—	11,458,981
Information Technology	4,898,635	3,158,948	—	8,057,583
Materials	2,291,468	2,295,268	—	4,586,736
Real Estate	1,319,602	836,920	—	2,156,522
Utilities	1,040,960	644,871	—	1,685,831

Total Securities Sold Short	26,321,654	37,639,815	—	63,961,469

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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